Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Raw materials	$ 1,767,642	$ 1,778,835
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	1,831,140	1,814,992
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (63,498)	$ (36,157)